Capital and financing transactions (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Schedule of Capital and Financing Transactions

	For the three months ended
	July 31, 2023		July 31, 2022
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,198,174,512	$19,160	1,197,797,983	$18,799
Issued in relation to share-based payments, net	6,252	1	103,238	7
Issued in relation to the acquisition of a subsidiary or associated corporation	–	–	–	–
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	7,152,387	466	–	–
Repurchased for cancellation under the Normal Course Issuer Bid (2)	–	–	(4,993,900)	(78)
Outstanding at end of period	1,205,333,151	$19,627	1,192,907,321	$18,728

	For the nine months ended
	July 31, 2023		July 31, 2022
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,191,375,095	$18,707	1,215,337,523	$18,507
Issued in relation to share-based payments, net	404,655	27	1,883,598	132
Issued in relation to the acquisition of a subsidiary or associated corporation	–	–	7,000,000	569
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	13,553,401	893	–	–
Repurchased for cancellation under the Normal Course Issuer Bid (2)	–	–	(31,313,800)	(480)
Outstanding at end of period	1,205,333,151	$19,627	1,192,907,321	$18,728
(1)
Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the Plan), common shares from treasury with a discount of 2% to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices.

(2)
The Bank currently does not have an active normal course issuer bid and did not repurchase any common shares during the quarter ended July 31, 2023. The Bank’s previous normal course issuer bid terminated on December 1, 2022.